Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Employee Benefit Plan [Abstract]
Summary of Employee Benefits
	As at March 31
Particulars	2018	2019
Net defined benefit liability	2,458	3,424
Other long term employee benefit (liability for compensated absences)	1,263	1,365
Total employee benefit liabilities	3,721	4,789

	As at March 31
Particulars	2018	2019
Present Value of unfunded obligation	2,458	3,424
Total	2,458	3,424

Disclosure of Reconciliation From Opening Balances to Closing Balances For Net Defined (Asset) Liability and Its Components

The following table shows a reconciliation from the opening balances to the closing balances for the net defined (asset) liability and its components.

Particulars	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
	2018	2019	2018	2019	2018	2019
Balance as at April 1	2,236	2,994	(871)	(536)	1,365	2,458
Acquired through business combination	—	42	—	—	—	42
Included in profit or loss
Current service cost	546	646	—	—	546	646
Past service cost	236	332	—	—	236	332
Interest cost (income)	131	189	(45)	(45)	86	144
	913	1,167	(45)	(45)	868	1,122
Included in other comprehensive income
Remeasurement loss (gain) :
-Actuarial loss (gain) arising from :
-demographic assumptions	—	6	—	—	—	6
-financial assumptions	(14)	69	—	—	(14)	69
-experience adjustment	458	523	—	—	458	523
-Return on plan assets excluding interest income	—	—	(22)	(13)	(22)	(13)
	444	598	(22)	(13)	422	585
Effects of movement in exchange rates	(13)	(186)	1	32	(12)	(154)
Other
Contribution by employer	—	—	—	(416)	—	(416)
Benefits paid	(586)	(346)	401	133	(185)	(213)
Balance as at March 31	2,994	4,269	(536)	(845)	2,458	3,424

	As at March 31
Net defined benefit liability represented by:	2018	2019
MMT India	2,004	2,895
GI India	454	427
Bitla	—	102

Disclosure of Plan Assets	Plan assets
	As at March 31
Particulars	2018	2019
Funds managed by the insurer	100%	100%

Summary of Actuarial Assumptions	Actuarial assumptions
	As at March 31
Particulars	2018	2019
Discount rate (per annum)	7.10%	6.80%
Future salary growth (per annum)	11.00%	11.00%
Withdrawal rate	25.00%	25.00%
Retirement age (years)	58-60	58-60

Summary of Sensitivity Analysis for Actuarial Assumptions

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

Particulars	For the year ended March 31, 2018		For the year ended March 31, 2019
	Increase	Decrease	Increase	Decrease
Discount rate (1% movement)	(119)	129	(164)	178
Future salary growth (1% movement)	110	(106)	165	(156)
Withdrawal rates (10% movement)	(323)	511	(418)	729